Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated (deficit) / earnings	Accumulated other comprehensive income	Stockholders' equity / (deficit)	Non-controlling interest	Total
Beginning balance at Dec. 31, 2016	$ 3,218	$ 7,990,637	$ (4,675,858)	$ 143,943	$ 3,461,940	$ (183,071)	$ 3,278,869
Beginning balance, shares at Dec. 31, 2016	32,178,849
New Issues/(Retires)	$ 3	31,040			31,043		31,043
New Issues/(Retires), shares	30,000
Net Losses			(5,588,291)		(5,588,291)	(1,039,536)	(6,627,827)
Foreign currency translation adjustments				(208,409)	(208,409)	(38,069)	(246,478)
Ending balance at Dec. 31, 2017	$ 3,221	8,021,677	(10,264,149)	(64,466)	(2,303,717)	(1,260,676)	(3,564,393)
Ending balance, shares at Dec. 31, 2017	32,208,849
New Issues/(Retires)	$ (500)				(500)		(500)
New Issues/(Retires), shares	(5,000,000)
Net Losses			(1,983,329)		(1,983,329)	(1,579,638)	(3,562,967)
Foreign currency translation adjustments				(73,987)	(73,987)		(73,987)
Ending balance at Dec. 31, 2018	$ 2,721	$ 8,021,677	$ (12,247,478)	$ (138,453)	$ (4,361,533)	$ (2,840,314)	$ (7,201,847)
Ending balance, shares at Dec. 31, 2018	27,208,849